Summary of Significant Accounting Policies - Summary of Concentration of Customers and Suppliers (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Concentration Risk [Line Items]
Total Revenue	$ 10,270,989	$ 12,451,126
Accounts receivable, net	6,452,834		$ 7,005,396
Contract liabilities	6,510,896		4,074,505
Accounts payable	8,320,524		6,727,086
Prepayments	3,023,022		$ 4,246,959
Customers | Revenue | Customer A
Concentration Risk [Line Items]
Total Revenue	$ 2,165,662
Concentration risk %	21.00%
Customers | Revenue | Customer B
Concentration Risk [Line Items]
Total Revenue	$ 1,084,000
Concentration risk %	11.00%
Customers | Revenue | Customer C
Concentration Risk [Line Items]
Total Revenue		$ 1,389,443
Concentration risk %		11.00%
Customers | Revenue | Customer D
Concentration Risk [Line Items]
Total Revenue		$ 1,281,392
Concentration risk %		10.00%
Customers | Accounts Receivable | Customer A
Concentration Risk [Line Items]
Concentration risk %	46.00%
Accounts receivable, net	$ 2,988,337
Customers | Accounts Receivable | Customer E
Concentration Risk [Line Items]
Concentration risk %			17.00%
Accounts receivable, net			$ 1,224,249
Customers | Contract Liabilities | Customer F
Concentration Risk [Line Items]
Concentration risk %	35.00%
Contract liabilities	$ 2,276,250
Customers | Contract Liabilities | Customer G
Concentration Risk [Line Items]
Concentration risk %	10.00%		16.00%
Contract liabilities	$ 660,000		$ 660,000
Suppliers | Purchase | Supplier A
Concentration Risk [Line Items]
Total purchases	$ 11	$ 660,265
Concentration risk %	1032065.00%	11.00%
Suppliers | Purchase | Supplier B
Concentration Risk [Line Items]
Total purchases		$ 820,419
Concentration risk %		13.00%
Suppliers | Purchase | Supplier C
Concentration Risk [Line Items]
Total purchases		$ 786,562
Concentration risk %		12.00%
Suppliers | Purchase | Supplier D
Concentration Risk [Line Items]
Total purchases		$ 725,198
Concentration risk %		12.00%
Suppliers | Accounts Payable | Supplier A
Concentration Risk [Line Items]
Concentration risk %	22.00%		24.00%
Accounts payable	$ 1,807,541		$ 1,612,153
Suppliers | Accounts Payable | Supplier C
Concentration Risk [Line Items]
Concentration risk %			17.00%
Accounts payable			$ 1,119,645
Suppliers | Accounts Payable | Supplier D
Concentration Risk [Line Items]
Concentration risk %			10.00%
Accounts payable			$ 687,776
Suppliers | Accounts Payable | Supplier E
Concentration Risk [Line Items]
Concentration risk %	13.00%
Accounts payable	$ 1,075,283
Suppliers | Prepayments [Member] | Supplier B
Concentration Risk [Line Items]
Concentration risk %	29.00%		20.00%
Prepayments	$ 654,399		$ 625,654
Suppliers | Prepayments [Member] | Supplier F
Concentration Risk [Line Items]
Concentration risk %	34.00%		56.00%
Prepayments	$ 559,010		$ 1,789,478